Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill

The table below details changes in the goodwill balance:

$ in millions	Gross Book Value	Accumulated Impairment	Net Book Value
January 1, 2012	6,924.5	(16.6)	6,907.9
Business combinations	17.3	—	17.3
Foreign exchange and other	123.0	—	123.0
December 31, 2012	7,064.8	(16.6)	7,048.2

January 1, 2011	6,996.8	(16.6)	6,980.2
Business combinations	30.5	—	30.5
Foreign exchange and other	(102.8)	—	(102.8)
December 31, 2011	6,924.5	(16.6)	6,907.9

The 2012 earn-outs related to the 2006 acquisitions of W.L. Ross & Co. and Invesco PowerShares represent the final earn-out payments related to these acquisitions, and resulted in an addition to goodwill of $17.3 million (2011 earn-out goodwill addition: $30.5 million).

The 2012 and 2011 annual impairment reviews determined that no impairment existed at the respective review dates. No interim impairment tests were deemed necessary during 2011 or 2012.